GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	COMMON STOCKS - 90.79%
	Aerospace & Defense - 0.88%
1,059	AAR Corp.	$21,890
509	Aerojet Rocketdyne Holdings, Inc. (a)(b)	20,177
167	AeroVironment, Inc. (a)	13,298
1,314	Astronics Corp. (a)	13,876
938	Axon Enterprise, Inc. (a)(b)	92,046
992	BWX Technologies, Inc.	56,187
358	Curtiss-Wright Corp.	31,962
555	Ducommun, Inc. (a)	19,353
525	Hexcel Corp. (b)	23,740
835	Howmet Aerospace, Inc.	13,235
324	Huntington Ingalls Industries, Inc.	56,535
1,178	Kratos Defense & Security Solutions, Inc. (a)(b)	18,412
865	Maxar Technologies, Inc. (b)	15,535
411	Moog, Inc. - Class A	21,775
908	Parsons Corp. (a)	32,906
1,072	Spirit AeroSystems Holdings, Inc. - Class A	25,664
1,178	Textron, Inc.	38,768
1,203	Vectrus, Inc. (a)(b)	59,103
828	Virgin Galactic Holdings, Inc. (a)	13,529
		587,991
	Air Freight & Logistics - 0.33%
494	Atlas Air Worldwide Holdings, Inc. (a)	21,257
2,482	Echo Global Logistics, Inc. (a)	53,661
364	Forward Air Corp.	18,134
466	Hub Group, Inc. - Class A (a)	22,303
8,035	Radiant Logistics, Inc. (a)	31,578
978	XPO Logistics, Inc. (a)(b)	75,550
		222,483
	Airlines - 0.20%
1,282	Alaska Air Group, Inc.	46,485
444	Copa Holdings SA - Class A	22,449
2,081	JetBlue Airways Corp. (a)(b)	22,683
4,708	Mesa Air Group, Inc. (a)	16,195
750	SkyWest, Inc.	24,465
		132,277
	Auto Components - 0.68%
1,651	Adient PLC - ADR (a)	27,109
2,352	American Axle & Manufacturing Holdings, Inc. (a)	17,875
1,576	BorgWarner, Inc. (b)	55,633
744	Cooper Tire & Rubber Co. (b)	20,542
1,536	Dana, Inc.	18,724
404	Dorman Products, Inc. (a)	27,096
381	Fox Factory Holding Corp. (a)(b)	31,474
2,772	Gentex Corp.	71,434
464	Gentherm, Inc. (a)	18,050
2,143	Goodyear Tire & Rubber Co.	19,169
258	LCI Industries (b)	29,665
341	Lear Corp.	37,176
2,834	Modine Manufacturing Co. (a)	15,644
340	Standard Motor Products, Inc.	14,008
1,594	Stoneridge, Inc. (a)	32,932
216	Visteon Corp. (a)	14,796
		451,327
	Automobiles - 0.22%
757	Harley-Davidson, Inc. (b)	17,994
791	Thor Industries, Inc. (b)	84,265
674	Winnebago Industries, Inc. (b)	44,902
		147,161
	Banks - 3.48%
920	Ameris Bancorp (b)	21,703
470	Arrow Financial Corp.	13,973
1,911	Associated Banc-Corp.	26,142
693	Atlantic Union Bankshares Corp.	16,050
222	Auburn National Bancorporation, Inc.	12,674
562	BancFirst Corp.	22,800
1,166	Banco Latinoamericano de Comercio Exterior SA - Class E	13,409
3,049	Bancorp, Inc. (a)	29,880
758	BancorpSouth, Inc.	17,237
455	Bank of Hawaii Corp.	27,942
426	Bank of Marin Bancorp	14,199
1,046	Bank OZK (b)	24,550
1,592	BankUnited, Inc. (b)	32,238
306	BOK Financial Corp.	17,271
441	C&F Financial Corp.	14,663
1,369	Capital Bancorp, Inc. (a)	14,648
568	Cathay General Bancorp	14,938
205	Century Bancorp, Inc. - Class A	15,933
541	Citizens Holding Co.	13,525
221	City Holding Co. (b)	14,403
785	CNB Financial Corp.	14,075
1,273	Comerica, Inc.	48,501
1,127	Commerce Bancshares, Inc. (b)	67,023
435	Community Bank Systems, Inc.	24,804
583	County Bancorp, Inc.	12,202
991	Cullen Frost Bankers, Inc. (b)	74,038
1,558	Customers Bancorp, Inc. (a)(b)	18,727
579	Eagle Bancorp, Inc.	18,962
1,796	East West Bancorp, Inc.	65,087
953	Enterprise Financial Services Corp.	29,657
789	Esquire Financial Holdings, Inc. (a)	13,334
2,369	F.N.B. Corp.	17,767
1,281	Farmers National Banc Corp.	15,193
3,691	First BanCorp (Puerto Rico)	20,633
890	First Business Financial Services, Inc.	14,641
206	First Capital, Inc.	14,311
105	First Citizens BancShares, Inc. - Class A	42,527
1,398	First Financial Bancorp.	19,418
1,556	First Financial Bankshares, Inc. (b)	44,953
836	First Foundation, Inc.	13,660
1,124	First Hawaiian, Inc.	19,378
3,054	First Horizon National Corp. (b)	30,418
936	First Internet Bancorp	15,556
1,790	Fulton Financial Corp. (b)	18,849
667	Glacier Bancorp, Inc.	23,538
343	Great Southern Bancorp, Inc.	13,843
814	Hancock Whitney Corp.	17,257
8	Hawthorn Bancshares, Inc.	158
1,041	HBT Financial, Inc.	13,877
755	Hilltop Holdings, Inc.	13,930
985	Home BancShares, Inc. (b)	15,149
2,162	Hope Bancorp, Inc.	19,934
481	IBERIABANK Corp.	21,905
1,337	Independent Bank Corp.	19,854
412	Independent Bank Group, Inc.	16,694
879	International Bancshares Corp.	28,146
400	Lakeland Financial Corp.	18,636
2,210	Macatawa Bank Corp.	17,282
1,438	Metro City Bankshares, Inc.	20,607
971	MVB Financial Corp.	12,914
486	NBT Bancorp, Inc.	14,949
328	Nicolet Bankshares, Inc. (a)	17,974
885	Northeast Bank	15,532
1,437	Old National Bancorp (b)	19,773
2,471	Old Second Bancorp, Inc.	19,224
1,432	Parke Bancorp, Inc.	19,404
618	People's Utah Bancorp	13,886
503	Pinnacle Financial Partners, Inc.	21,121
616	Plumas Bancorp (a)	13,626
1,431	Popular, Inc.	53,190
336	Preferred Bank	14,398
1,066	Premier Financial Bancorp, Inc.	13,666
700	Prosperity Bancshares, Inc.	41,566
1,040	RBB Bancorp	14,196
658	Sandy Spring Bancorp, Inc. (b)	16,305
792	SB Financial Group, Inc.	13,163
838	ServisFirst Bancshares, Inc.	29,967
1,465	Shore Bancshares, Inc.	16,247
634	Signature Bank	67,787
919	Simmons First National Corp. - Class A	15,724
532	South State Corp.	25,355
1,815	Sterling Bancorp	21,272
558	Stock Yards Bancorp, Inc.	22,432
2,278	Synovus Financial Corp.	46,767
840	TCF Financial Corp.	24,713
496	Texas Capital Bancshares, Inc. (a)	15,312
1,000	The Bank of N.T. Butterfield & Son, Ltd.	24,390
604	The First Bancorp, Inc.	13,107
1,271	TriState Capital Holdings, Inc. (a)	19,967
586	Trustmark Corp.	14,369
342	UMB Financial Corp.	17,630
1,263	Unity Bancorp, Inc.	18,061
3,562	Valley National Bancorp (b)	27,855
527	Washington Trust Bancorp, Inc.	17,259
976	Webster Financial Corp.	27,923
799	WesBanco, Inc.	16,228
901	West Bancorporation, Inc.	15,758
295	WestAmerica Bancorporation	16,939
1,599	Western Alliance Bancorp	60,554
852	Wintrust Financial Corp.	37,164
1,851	Zions Bancorporation	62,934
		2,323,303
	Beverages - 0.47%
220	Boston Beer Co., Inc. - Class A (a)	118,063
6,862	Celsius Holdings, Inc. (a)	80,766
167	Coca-Cola Consolidated, Inc.	38,274
552	National Beverage Corp. (a)(b)	33,683
3,305	Primo Water Corp.	45,444
		316,230
	Biotechnology - 5.47%
881	ACADIA Pharmaceuticals, Inc. (a)(b)	42,702
317	Acceleron Pharma, Inc. (a)	30,201
4,854	Achillion Pharmaceuticals, Inc. (a)(c)(f)(g)	9,708
5,903	Aduro Biotech, Inc. (a)	13,636
1,316	Adverum Biotechnologies, Inc. (a)	27,478
1,397	Aeglea BioTherapeutics, Inc. (a)	12,922
4,880	Affimed NV (a)	22,521
373	Agios Pharmaceuticals, Inc. (a)	19,948
2,368	Akebia Therapeutics, Inc. (a)	32,158
620	Alector, Inc. (a)	15,153
1,894	Alkermes PLC (a)	36,753
449	Allogene Therapeutics, Inc. (a)	19,226
3,772	AMAG Pharmaceuticals, Inc. (a)	28,856
1,266	Amicus Therapeutics, Inc. (a)	19,091
2,528	Anavex Life Sciences Corp. (a)	12,438
511	Apellis Pharmaceuticals, Inc. (a)	16,689
364	Applied Therapeutics, Inc. (a)	13,159
913	Aravive, Inc. (a)	10,627
291	Arcturus Therapeutics Holdings, Inc. (a)	13,601
565	Arcus Biosciences, Inc. (a)	13,978
2,014	Ardelyx, Inc. (a)	13,937
672	Arena Pharmaceuticals, Inc. (a)	42,302
1,321	Arrowhead Pharmaceuticals, Inc. (a)(b)	57,054
571	Assembly Biosciences, Inc. (a)	13,316
4,453	Athersys, Inc. (a)	12,290
620	Atreca, Inc. (a)	13,194
1,198	Avenue Therapeutics, Inc. (a)	12,903
2,170	Avid Bioservices, Inc. (a)	14,246
696	Avrobio, Inc. (a)	12,145
2,664	BioCryst Pharmaceuticals, Inc. (a)	12,694
311	Biohaven Pharmaceutical Holding Co., Ltd. (a)	22,737
281	BioSpecifics Technologies Corp. (a)	17,220
231	Bioxcel Therapeutics, Inc. (a)	12,245
307	Black Diamond Therapeutics, Inc. (a)	12,943
1,016	BrainStorm Cell Therapeutics, Inc. (a)	11,389
388	Bridgebio Pharma, Inc. (a)	12,653
2,437	Calithera Biosciences, Inc. (a)	12,867
408	CareDx, Inc. (a)	14,456
3,830	Cassava Sciences, Inc. (a)	11,796
531	Castle Biosciences, Inc. (a)	20,013
16,439	Catalyst Pharmaceuticals, Inc. (a)(b)	75,948
932	CEL-SCI Corp. (a)(b)	13,906
374	ChemoCentryx, Inc. (a)(b)	21,520
3,300	Cidara Therapeutics, Inc. (a)	12,177
6,919	COHBAR, Inc. (a)	10,725
891	Coherus Biosciences, Inc. (a)(b)	15,913
442	Constellation Pharmaceuticals, Inc. (a)	13,282
273	Cortexyme, Inc. (a)	12,640
548	Cue Biopharma, Inc. (a)	13,432
1,918	Cyclerion Therapeutics, Inc. (a)	11,335
874	Cytokinetics, Inc. (a)	20,600
346	Deciphera Pharmaceuticals, Inc. (a)	20,663
541	Denali Therapeutics, Inc. (a)	13,081
1,812	Dicerna Pharmaceuticals, Inc. (a)	46,025
1,414	Dynavax Technologies Corp. (a)	12,542
1,129	Eagle Pharmaceuticals, Inc. (a)(b)	54,169
445	Editas Medicine, Inc. (a)	13,163
410	Eidos Therapeutics, Inc. (a)	19,545
590	Emergent BioSolutions, Inc. (a)	46,657
397	Enanta Pharmaceuticals, Inc. (a)	19,933
1,092	Epizyme, Inc. (a)	17,538
323	Esperion Therapeutics, Inc. (a)(b)	16,573
6,253	Exelixis, Inc. (a)	148,446
451	Fate Therapeutics, Inc. (a)	15,474
1,413	Fennec Pharmaceuticals, Inc. (a)	11,799
451	FibroGen, Inc. (a)(b)	18,279
1,539	Flexion Therapeutics, Inc. (a)	20,238
4,931	Fortress Biotech, Inc. (a)	13,215
561	Frequency Therapeutics, Inc. (a)	13,043
247	Global Blood Therapeutics, Inc. (a)(b)	15,593
1,156	Halozyme Therapeutics, Inc. (a)(b)	30,992
754	Harpoon Therapeutics, Inc. (a)	12,516
649	Heron Therapeutics, Inc. (a)	9,547
1,216	Hookipa Pharma, Inc. (a)	14,130
186	IGM Biosciences, Inc. (a)	13,578
4,239	ImmunoGen, Inc. (a)	19,499
1,262	Immunomedics, Inc. (a)	44,725
470	Immunovant, Inc. (a)	11,445
1,032	Inovio Pharmaceuticals, Inc. (a)	27,812
495	Insmed, Inc. (a)	13,632
627	Intellia Therapeutics, Inc. (a)	13,180
166	Intercept Pharmaceuticals, Inc. (a)	7,953
965	Invitae Corp. (a)(b)	29,230
959	Ionis Pharmaceuticals, Inc. (a)(b)	56,543
852	Iovance Biotherapeutics, Inc. (a)	23,387
3,578	Ironwood Pharmaceuticals, Inc. - Class A (a)	36,925
1,698	Jounce Therapeutics, Inc. (a)	11,716
2,484	Kadmon Holdings, Inc. (a)	12,718
119	Karuna Therapeutics, Inc. (a)	13,264
764	Karyopharm Therapeutics, Inc. (a)	14,470
559	Kiniksa Pharmaceuticals Ltd. - Class A (a)	14,243
330	Kodiak Sciences, Inc. (a)	17,860
450	Krystal Biotech, Inc. (a)	18,639
29,978	Lexicon Pharmaceuticals, Inc. (a)(b)	59,806
119	Madrigal Pharmaceuticals, Inc. (a)	13,477
7,439	MannKind Corp. (a)	13,018
575	Mersana Therapeutics, Inc. (a)	13,455
3,677	Minerva Neurosciences, Inc. (a)	13,274
382	Mirati Therapeutics, Inc. (a)	43,613
1,298	Molecular Templates, Inc. (a)	17,899
778	Momenta Pharmaceuticals, Inc. (a)	25,884
6,684	Myriad Genetics, Inc. (a)	75,797
1,293	NantKwest, Inc. (a)	15,878
1,000	Natera, Inc. (a)	49,860
837	Neoleukin Therapeutics, Inc. (a)	13,894
1,348	Neubase Therapeutics, Inc. (a)	11,836
832	Neurocrine Biosciences, Inc. (a)	101,504
607	NextCure, Inc. (a)	13,014
575	NGM Biopharmaceuticals, Inc. (a)	11,351
407	Novavax, Inc. (a)	33,924
3,266	Nymox Pharmaceutical Corp. (a)	11,594
3,819	Oncocyte Corp. (a)	7,294
4,629	OPKO Health, Inc. (a)	15,785
2,017	Orgenesis, Inc. (a)	12,263
1,669	Ovid therapeutics, Inc. (a)	12,301
6,347	PDL BioPharma, Inc. (a)	18,470
2,178	Pfenex, Inc. (a)	18,186
314	Principia Biopharma, Inc. (a)	18,774
491	PTC Therapeutics, Inc. (a)(b)	24,913
8,126	Puma Biotechnology, Inc. (a)(b)	84,754
2,075	Radius Health, Inc. (a)	28,282
379	Repligen Corp. (a)	46,848
517	Replimune Group, Inc. (a)	12,848
409	REVOLUTION Medicines, Inc. (a)	12,912
610	Rocket Pharmaceuticals, Inc. (a)	12,767
1,474	Sangamo Therapeutics, Inc. (a)	13,207
590	Sarepta Therapeutics, Inc. (a)(b)	94,601
654	Scholar Rock Holding Corp. (a)	11,909
4,484	Selecta Biosciences, Inc. (a)	12,735
2,709	Seres Therapeutics, Inc. (a)	12,895
4,034	Solid Biosciences, Inc. (a)	11,820
339	SpringWorks Therapeutics, Inc. (a)	14,238
6,964	Stereotaxis, Inc. (a)	31,060
871	Syndax Pharmaceuticals, Inc. (a)	12,908
1,283	Syros Pharmaceuticals, Inc. (a)	13,677
1,046	TG Therapeutics, Inc. (a)	20,376
661	Translate Bio, Inc. (a)	11,845
231	Turning Point Therapeutics, Inc. (a)	14,920
316	Twist Bioscience Corp. (a)	14,315
10,295	Tyme Technologies, Inc. (a)	13,692
336	Ultragenyx Pharmaceutical, Inc. (a)	26,282
1,102	United Therapeutics Corp. (a)	133,342
5,392	Vanda Pharmaceuticals, Inc. (a)	61,685
1,601	Vaxart, Inc. (a)	14,169
4,304	VBI Vaccines, Inc. (a)	13,342
2,390	Veracyte, Inc. (a)(b)	61,901
7,396	Verastem, Inc. (a)	12,721
3,438	Vericel Corp. (a)	47,513
303	Viela Bio, Inc. (a)	13,126
331	Vir Biotechnology, Inc. (a)	13,561
5,694	VTV Therapeutics, Inc. (a)	12,812
1,761	XBiotech, Inc. (a)	24,143
665	Xencor, Inc. (a)(b)	21,539
552	XOMA Corp. (a)	10,908
283	Y-mAbs Therapeutics, Inc. (a)	12,226
269	Zentalis Pharmaceuticals, Inc. (a)	12,917
		3,650,563
	Building Products - 1.88%
1,860	A. O. Smith Corp. - Class A (b)	87,643
727	AAON, Inc.	39,469
599	Advanced Drainage Systems, Inc.	29,591
995	Allegion PLC (b)	101,709
1,100	Alpha Pro Tech, Ltd. (a)	19,470
363	American Woodmark Corp. (a)	27,461
897	Apogee Enterprises, Inc.	20,667
528	Armstrong World Industries, Inc.	41,163
3,845	Builders FirstSource, Inc. (a)	79,591
1,959	Caesarstone, Ltd.	23,214
4,991	Cornerstone Building Brands, Inc. (a)	30,245
450	CSW Industrials, Inc.	31,099
1,905	Fortune Brands Home & Security, Inc.	121,787
1,017	Griffon Corp.	18,835
1,046	Insteel Industries, Inc.	19,947
2,018	Jeld-Wen Holding, Inc. (a)	32,510
416	Lennox International, Inc. (b)	96,924
353	Masonite International Corp. (a)	27,456
1,361	Owens Corning, Inc.	75,889
485	Patrick Industries, Inc.	29,706
1,608	PGT Innovations, Inc. (a)	25,213
1,328	Quanex Building Products Corp.	18,433
749	Simpson Manufacturing Co., Inc.	63,186
1,024	Trex Co., Inc. (a)(b)	133,192
1,254	UFP Industries, Inc.	62,086
		1,256,486
	Capital Markets - 2.38%
180	Affiliated Managers Group, Inc.	13,421
1,462	Ares Management Corp. - Class A	58,041
1,629	Artisan Partners Asset Management, Inc. - Class A	52,942
1,168	B. Riley Financial, Inc.	25,416
4,399	Brightsphere Investment Group, Inc.	54,812
733	Cohen & Steers, Inc.	49,881
1,252	Cowen Group, Inc. - Class A	20,295
214	Diamond Hill Investment Group, Inc.	24,325
4,065	Donnelley Financial Solutions, Inc. (a)(b)	34,146
1,675	Eaton Vance Corp.	64,655
762	Evercore, Inc. - Class A	44,897
539	FactSet Research Systems, Inc. (b)	177,045
1,946	Federated Investors, Inc. - Class B	46,120
450	Focus Financial Partners, Inc. - Class A (a)	14,872
2,298	GAMCO Investors, Inc. - Class A	30,586
2,893	Greenhill & Co., Inc.	28,901
733	Hamilton Lane, Inc. (b)	49,382
748	Houlihan Lokey, Inc.	41,619
655	INTL. FCStone, Inc. (a)	36,025
3,088	Invesco Ltd.	33,227
1,871	Lazard, Ltd. - Class A	53,567
732	Legg Mason, Inc.	36,417
1,383	LPL Financial Holdings, Inc.	108,427
1,150	Moelis & Co. - Class A	35,834
478	Morningstar, Inc.	67,384
705	Oppenheimer Holdings, Inc. - Class A	15,362
324	Piper Jaffray Cos.	19,168
874	PJT Partners, Inc. - Class A	44,871
3,100	Pzena Investment Management, Inc. - Class A	16,864
3,510	Safeguard Scientifics, Inc.	24,570
1,551	SEI Investments Co.	85,274
1,132	Silvercrest Asset Management Group, Inc. - Class A	14,388
1,078	Stifel Financial Corp. (b)	51,130
729	The Carlyle Group Inc	20,339
1,566	Virtu Financial, Inc. - Class A	36,958
241	Virtus Investment Partners, Inc. (b)	28,026
1,922	Waddell & Reed Financial, Inc. - Class A (b)	29,810
		1,588,997
	Chemicals - 1.38%
2,810	Advanced Emissions Solutions, Inc.	13,629
7,136	AgroFresh Solutions, Inc. (a)	21,622
376	Albemarle Corp. (b)	29,031
358	Ashland Global Holdings, Inc.	24,738
1,344	Axalta Coating Systems, Ltd. (a)	30,307
212	Balchem Corp.	20,110
544	Cabot Corp.	20,155
1,971	CF Industries Holdings, Inc. (b)	55,464
222	Chase Corp.	22,755
2,064	Element Solutions, Inc. (a)	22,394
1,455	FutureFuel Corp.	17,387
745	GCP Applied Technologies, Inc. (a)	13,842
431	H.B. Fuller Co.	19,223
474	Hawkins, Inc.	20,183
2,022	Huntsman Corp.	36,335
304	Ingevity Corp. (a)(b)	15,981
223	Innospec, Inc.	17,227
1,084	Koppers Holdings, Inc. (a)	20,423
1,489	Kraton Corp. (a)	25,730
1,338	Landec Corp. (a)	10,650
2,242	Livent Corp. (a)	13,811
304	Minerals Technologies, Inc.	14,267
81	NewMarket Corp.	32,439
1,503	Olin Corp.	17,269
1,891	Orion Engineered Carbons SA	20,026
799	PolyOne Corp.	20,958
1,415	PQ Group Holdings, Inc. (a)(b)	18,735
1,372	RPM International, Inc.	102,982
298	Sensient Technologies Corp.	15,544
279	Stepan Co.	27,091
1,598	The Mosaic Co.	19,991
328	The Scotts Miracle-Gro Co. - Class A	44,106
3,209	Trecora Resources (a)	20,120
752	Trinseo SA (b)	16,664
2,871	Tronox Holdings PLC - Class A	20,729
2,407	Valvoline, Inc.	46,527
285	Westlake Chemical Corp.	15,290
		923,735
	Commercial Services & Supplies - 1.63%
595	ABM Industries, Inc.	21,599
2,731	ACCO Brands Corp.	19,390
2,505	ADT, Inc. (b)	19,990
732	Advanced Disposal Services, Inc. (a)	22,084
858	Avery Dennison Corp.	97,889
1,573	BrightView Holdings, Inc. (a)	17,618
1,008	Casella Waste Systems, Inc. - Class A (a)	52,537
2,268	CECO Environmental Corp. (a)	14,946
470	Cimpress Plc (a)	35,880
319	Clean Harbors, Inc. (a)	19,134
759	Comfort Systems USA, Inc.	30,929
1,550	Deluxe Corp.	36,487
1,013	Ennis, Inc. (b)	18,376
681	Healthcare Services Group, Inc.	16,657
868	Heritage-Crystal Clean, Inc. (a)	15,155
1,750	Herman Miller, Inc.	41,318
1,219	HNI Corp.	37,265
1,008	IAA, Inc. (a)(b)	38,879
3,635	Interface, Inc.	29,589
1,536	KAR Auction Services, Inc.	21,135
4,551	Kimball International, Inc. - Class B	52,610
2,167	Knoll, Inc.	26,416
476	MSA Safety, Inc. (b)	54,473
6,264	NL Industries, Inc.	21,360
11,990	Orion Energy Systems, Inc. (a)	41,485
5,960	Pitney Bowes, Inc. (b)	15,496
6,136	Quad/Graphics, Inc.	19,942
755	SP Plus Corp. (a)	15,636
2,956	Steelcase, Inc. - Class A (b)	35,649
500	Stericycle, Inc. (a)	27,990
2,235	Sykes Enterprises, Inc. (a)	61,820
5,171	Team, Inc. (a)	28,802
568	Tetra Tech, Inc.	44,940
370	The Brinks Co.	16,839
896	Viad Corp.	17,042
		1,087,357
	Communications Equipment - 1.15%
315	Acacia Communications, Inc. (a)	21,165
1,732	ADTRAN, Inc.	18,931
3,543	Calix, Inc. (a)	52,791
4,213	Cambium Networks Corp. (a)	31,008
4,257	Casa Systems, Inc. (a)	17,709
2,191	Ciena Corp. (a)	118,664
1,147	Clearfield, Inc. (a)	16,012
2,581	CommScope Holding Co., Inc. (a)	21,500
1,071	Comtech Telecommunications Corp.	18,089
1,541	DASAN Zhone Solutions, Inc. (a)	13,761
1,468	Digi International, Inc. (a)	17,102
676	EchoStar Corp. - Class A (a)	18,901
12,420	Extreme Networks, Inc. (a)	53,903
3,420	Harmonic, Inc. (a)	16,245
2,248	Infinera Corp. (a)	13,308
2,709	Inseego Corp. (a)(b)	31,424
734	Lumentum Holdings, Inc. (a)	59,770
795	NETGEAR, Inc. (a)	20,582
1,520	NetScout Systems, Inc. (a)	38,851
4,950	PC-Tel, Inc.	33,066
947	Plantronics, Inc.	13,902
12,569	Ribbon Communications, Inc. (a)	49,396
27,188	Seachange International, Inc. (a)	41,054
2,605	Viavi Solutions, Inc. (a)	33,188
		770,322
	Construction & Engineering - 1.15%
2,045	AECOM (a)	76,851
1,248	Aegion Corp. (a)	19,806
1,005	Ameresco, Inc. - Class A (a)(b)	27,919
1,053	API Group Corp. (a)	12,794
660	Arcosa, Inc.	27,852
1,006	Construction Partners, Inc. - Class A (a)	17,867
504	Dycom Industries, Inc. (a)	20,609
681	EMCOR Group, Inc.	45,041
2,947	Great Lakes Dredge & Dock Corp. (a)	27,289
5,921	HC2 Holdings, Inc. (a)	19,776
1,189	IES Holdings, Inc. (a)	27,549
1,211	Jacobs Engineering Group, Inc. (b)	102,693
3,313	KBR, Inc.	74,708
789	MasTec, Inc. (a)(b)	35,402
437	MYR Group, Inc. (a)	13,945
707	Northwest Pipe Co. (a)	17,725
500	NV5 Global, Inc. (a)	25,415
1,178	Primoris Services Corp.	20,921
1,439	Quanta Services, Inc. (b)	56,452
1,820	Sterling Construction Co., Inc. (a)	19,055
5,156	Tutor Perini Corp. (a)(b)	62,800
1,215	WillScot Corp. (a)	14,932
		767,401
	Construction Materials - 0.14%
211	Eagle Materials, Inc.	14,816
2,880	Forterra, Inc. (a)	32,141
1,257	Summit Materials, Inc. - Class A (a)	20,213
1,128	US Concrete, Inc. (a)	27,974
		95,144
	Consumer Finance - 0.91%
2,539	Ally Financial, Inc.	50,348
3,215	Atlanticus Holdings Corp. (a)	33,243
203	Credit Acceptance Corp. (a)(b)	85,059
4,960	Curo Group Holdings Corp.	40,523
2,599	Enova International, Inc. (a)	38,647
395	FirstCash, Inc. (b)	26,655
661	Green Dot Corp. - Class A (a)(b)	32,442
6,122	Navient Corp.	43,038
510	Nelnet, Inc. - Class A	24,347
2,326	OneMain Holdings, Inc.	57,080
648	PRA Group, Inc. (a)(b)	25,052
2,519	Regional Management Corp. (a)	44,611
3,790	Santander Consumer USA Holdings, Inc. (b)	69,774
5,225	SLM Corp.	36,732
		607,551
	Containers & Packaging - 0.76%
414	AptarGroup, Inc.	46,360
1,225	Berry Plastics Group, Inc. (a)	54,292
1,242	Crown Holdings, Inc. (a)(b)	80,892
2,192	Graphic Packaging Holding Co.	30,666
518	Greif, Inc. - Class A	17,824
436	Greif, Inc. - Class B	18,238
2,215	Myers Industries, Inc.	32,228
1,663	O-I Glass, Inc.	14,934
949	Packaging Corp. of America (b)	94,710
1,158	Sealed Air Corp.	38,040
990	Silgan Holdings, Inc.	32,066
538	Sonoco Products Co.	28,132
394	UFP Technologies, Inc. (a)	17,360
		505,742
	Distributors - 0.16%
1,251	Core-Mark Holding Co., Inc.	31,219
4,607	Funko, Inc. (a)	26,720
8,759	Greenlane Holdings, Inc. - Class A (a)	34,861
2,185	VOXX International Corp. (a)	12,629
		105,429
	Diversified Consumer Services - 1.34%
1,613	Adtalem Global Education, Inc. (a)	50,245
1,527	American Public Education, Inc. (a)	45,199
2,211	Aspen Group, Inc. (a)	20,009
303	Bright Horizons Family Solutions, Inc. (a)	35,512
1,028	Carriage Services, Inc.	18,627
693	Chegg, Inc. (a)	46,611
1,795	Collectors Universe, Inc.	61,533
7,799	ENVELA Corp. (a)	47,574
562	Franchise Group, Inc.	12,297
1,340	frontdoor, Inc. (a)	59,402
63	Graham Holdings Co. - Class B	21,588
410	Grand Canyon Education, Inc. (a)	37,117
1,493	Hillenbrand, Inc.	40,415
12,615	Houghton Mifflin Harcourt Co. (a)	22,833
2,317	K12, Inc. (a)	63,115
3,032	Laureate Education, Inc. - Class A (a)	30,214
841	Matthews International Corp. - Class A (b)	16,063
3,491	Perdoceo Education Corp. (a)	55,612
1,182	Service Corp. International (b)	45,968
1,069	ServiceMaster Global Holdings, Inc. (a)	38,153
221	Strategic Education, Inc. (b)	33,957
5,814	Universal Technical Institute, Inc. (a)	40,407
2,012	WW International, Inc. (a)	51,065
		893,516
	Diversified Financial Services - 0.39%
1,942	Cannae Holdings, Inc. (a)(b)	79,816
898	Encore Capital Group, Inc. (a)	30,694
2,954	Jefferies Financial Group, Inc.	45,935
1,573	Marlin Business Services Corp.	13,307
1,429	Voya Financial, Inc.	66,663
361	World Acceptance Corp. (a)	23,653
		260,068
	Diversified Telecommunication Services - 0.54%
10,254	Alaska Communications Systems Group, Inc.	28,609
285	Anterix, Inc. (a)	12,922
270	Bandwidth, Inc. - Class A (a)(b)	34,290
867	Cincinnati Bell, Inc. (a)	12,875
558	Cogent Communications Holdings, Inc.	43,167
3,839	Consolidated Communications Holdings, Inc. (a)	25,990
2,475	Genasys, Inc. (a)	12,028
4,629	IDT Corp. - Class B (a)	30,227
658	Iridium Communications, Inc. (a)(b)	16,739
2,787	Ooma, Inc. (a)	45,930
7,853	Orbcomm, Inc. (a)	30,234
6,705	Vonage Holdings Corp. (a)	67,452
		360,463
	Electric Utilities - 0.57%
280	El Paso Electric Co.	18,760
6,794	Genie Energy Ltd. - Class B (b)	50,004
1,019	Hawaiian Electric Industries, Inc. (b)	36,745
497	IDACORP, Inc.	43,423
1,391	OGE Energy Corp.	42,231
3,524	PG&E Corp. (a)	31,258
881	Pinnacle West Capital Corp.	64,568
415	PNM Resources, Inc.	15,953
648	Portland General Electric Co.	27,093
7,364	Spark Energy, Inc. - Class A	52,063
		382,098
	Electrical Equipment - 1.48%
677	Acuity Brands, Inc.	64,816
510	Allied Motion Technologies, Inc.	18,003
1,079	Atkore International Group, Inc. (a)	29,511
417	AZZ, Inc.	14,311
462	Belden, Inc. (b)	15,038
926	Brady Corp. - Class A	43,355
358	Encore Wire Corp.	17,478
327	EnerSys	21,052
2,308	Enphase Energy, Inc. (a)	109,792
656	Franklin Electric Co., Inc.	34,453
6,157	FuelCell Energy, Inc. (a)	13,915
638	Generac Holdings, Inc. (a)(b)	77,791
3,356	GrafTech International, Ltd. (b)	26,781
582	Hubbell, Inc.	72,959
533	II-VI, Inc. (a)	25,168
7,184	LSI Industries, Inc.	46,480
1,048	nVent Electric PLC	19,629
4,766	Plug Power, Inc. (a)	39,129
746	Powell Industries, Inc.	20,433
287	Preformed Line Products Co.	14,353
526	Regal Beloit Corp.	45,930
1,068	Sensata Technologies Holding PLC (a)	39,762
1,342	Sunrun, Inc. (a)	26,464
1,208	Thermon Group Holdings, Inc. (a)	17,601
1,573	Vertiv Holdings Co. (a)	21,330
849	Vicor Corp. (a)	61,086
2,321	Vivint Solar, Inc. (a)	22,978
362	Woodward Governor Co.	28,073
		987,671
	Electronic Equipment, Instruments & Components - 2.23%
863	Arrow Electronics, Inc. (a)	59,279
1,197	Avnet, Inc.	33,378
1,530	Bel Fuse, Inc. - Class B (b)	16,417
1,066	Benchmark Electronics, Inc.	23,026
1,665	Cognex Corp. (b)	99,434
275	Coherent, Inc. (a)	36,019
3,905	Daktronics, Inc.	16,987
764	Dolby Laboratories, Inc. - Class A	50,325
650	Fabrinet (a)	40,573
394	FARO Technologies, Inc. (a)	21,118
4,295	Fitbit, Inc. - Class A (a)(b)	27,746
1,161	FLIR Systems, Inc. (b)	47,102
832	Insight Enterprises, Inc. (a)	40,934
5,229	Iteris, Inc. (a)	24,864
503	Itron, Inc. (a)	33,324
1,821	Jabil, Inc.	58,418
1,021	Kimball Electronics, Inc. (a)	13,824
1,326	Knowles Corp. (a)	20,235
107	Littelfuse, Inc.	18,257
4,507	Luna Innovations, Inc. (a)	26,321
329	Mercury Systems, Inc. (a)	25,879
95	Mesa Laboratories, Inc.	20,596
519	Methode Electronics, Inc.	16,224
1,714	Napco Security Technologies, Inc. (a)	40,090
2,025	National Instruments Corp.	78,388
609	nLight, Inc. (a)	13,556
501	Novanta, Inc. (a)	53,492
244	OSI Systems, Inc. (a)	18,212
874	PAR Technology Corp. (a)(b)	26,159
926	PC Connection, Inc.	42,929
369	Plexus Corp. (a)	26,037
166	Rogers Corp. (a)	20,684
1,129	Sanmina Corp. (a)	28,270
1,282	ScanSource, Inc. (a)	30,883
583	SYNNEX Corp.	69,826
533	Tech Data Corp. (a)	77,285
2,532	Trimble, Inc. (a)(b)	109,357
1,874	TTM Technologies, Inc. (a)	22,226
227	Universal Display Corp.	33,964
1,951	Vishay Intertechnology, Inc. (b)	29,792
		1,491,430
	Energy Equipment & Services - 0.28%
1,986	Aspen Aerogels, Inc. (a)	13,068
3,900	Helix Energy Solutions Group, Inc. (a)	13,533
956	Helmerich & Payne, Inc.	18,651
1,625	Matrix Service Co. (a)	15,795
2,111	National Oilwell Varco, Inc.	25,860
6,738	Newpark Resources, Inc. (a)	15,026
5,849	NexTier Oilfield Solutions, Inc. (a)	14,330
2,804	Oil States International, Inc. (a)	13,319
4,342	Patterson-UTI Energy, Inc.	15,067
2,841	ProPetro Holding Corp. (a)	14,603
496	Seacor Holdings, Inc. (a)	14,047
2,804	Select Energy Services, Inc. - Class A (a)	13,739
		187,038
	Entertainment - 0.43%
8,866	Eros International PLC (a)(b)	28,017
5,123	Glu Mobile, Inc. (a)	47,490
1,223	Liberty Media Corp. - Liberty Formula One - Class C (a)	38,781
2,092	Lions Gate Entertainment Corp. - Class A (a)(b)	15,502
2,917	Lions Gate Entertainment Corp. - Class B (a)	19,923
2,667	Rosetta Stone, Inc. (a)	44,966
1,336	The Marcus Corp.	17,729
311	World Wrestling Entertainment, Inc. - Class A	13,513
6,762	Zynga, Inc. - Class A (a)	64,509
		290,430
	Food & Staples Retailing - 1.19%
2,246	BJ's Wholesale Club Holdings, Inc. (a)(b)	83,709
532	Casey's General Stores, Inc.	79,545
843	Grocery Outlet Holding Corp. (a)(b)	34,394
1,090	Ingles Markets, Inc. - Class A (b)	46,946
2,198	Natural Grocers by Vitamin Cottage, Inc.	32,706
2,866	Performance Food Group Co. (a)	83,515
396	PriceSmart, Inc.	23,891
2,111	Rite Aid Corp. (a)(b)	36,014
2,533	SpartanNash Co.	53,826
2,724	Sprouts Farmers Market, Inc. (a)	69,707
1,314	The Chefs' Warehouse, Inc. (a)	17,844
3,654	United Natural Foods, Inc. (a)	66,539
3,862	US Foods Holding Corp. (a)	76,159
1,158	Village Super Market, Inc. - Class A	32,100
1,093	Weis Markets, Inc. (b)	54,781
		791,676
	Food Products - 1.31%
799	Alico, Inc.	24,897
530	B&G Foods, Inc.	12,921
264	Beyond Meat, Inc. (a)(b)	35,371
900	Bridgford Foods Corp. (a)	14,904
724	Bunge Ltd.	29,778
297	Cal-Maine Foods, Inc. (a)	13,211
1,576	Darling International, Inc. (a)(b)	38,801
6,826	Farmer Brothers Co. (a)	50,103
2,828	Flowers Foods, Inc.	63,234
1,125	Fresh Del Monte Produce, Inc.	27,697
1,169	Freshpet, Inc. (a)(b)	97,798
2,081	Hostess Brands, Inc. (a)	25,430
889	Ingredion, Inc. (b)	73,787
160	J&J Snack Foods Corp. (b)	20,341
272	John B. Sanfilippo & Son, Inc.	23,210
1,685	Lamb Weston Holdings, Inc. (b)	107,722
242	Lancaster Colony Corp. (b)	37,508
1,107	Pilgrim's Pride Corp. (a)	18,697
711	Post Holdings, Inc. (a)(b)	62,298
142	Sanderson Farms, Inc. (b)	16,456
912	Seneca Foods Corp. - Class A (a)	30,835
545	The Hain Celestial Group, Inc. (a)	17,173
781	TreeHouse Foods, Inc. (a)(b)	34,208
		876,380
	Gas Utilities - 0.37%
728	Brookfield Infrastructure Corp. - Class A	33,153
2,083	EQT Corp.	24,788
365	National Fuel Gas Co.	15,304
507	New Jersey Resources Corp. (b)	16,553
267	Northwest Natural Holding Co.	14,896
340	ONE Gas, Inc.	26,197
295	Southwest Gas Holdings, Inc.	20,370
289	Spire, Inc.	18,990
2,322	UGI Corp.	73,840
		244,091
	Health Care Equipment & Supplies - 3.80%
6,304	Accuray, Inc. (a)	12,797
5,925	Alphatec Holdings, Inc. (a)	27,847
3,218	AngioDynamics, Inc. (a)	32,727
1,178	Anika Therapeutics, Inc. (a)(b)	44,446
10,317	Antares Pharma, Inc. (a)	28,372
2,451	Aspira Womens Health, Inc. (a)	9,412
1,085	AtriCure, Inc. (a)	48,771
50	Atrion Corp.	31,850
1,754	AxoGen, Inc. (a)	16,207
390	Axonics Modulation Technologies, Inc. (a)	13,693
1,820	Beyond Air, Inc. (a)	13,195
322	Cantel Medical Corp.	14,242
1,253	Cardiovascular Systems, Inc. (a)	39,532
2,668	Cerus Corp. (a)	17,609
3,935	Chembio Diagnostics, Inc. (a)	12,789
712	Co-Diagnostics, Inc. (a)	13,777
304	CONMED Corp. (b)	21,885
1,251	CryoPort, Inc. (a)(b)	37,843
2,317	Cutera, Inc. (a)	28,198
4,203	CytoSorbents Corp. (a)	41,610
2,545	Electromed, Inc. (a)	39,168
878	Envista Holdings Corp. (a)(b)	18,517
1,219	FONAR Corp. (a)	26,050
2,359	GenMark Diagnostics, Inc. (a)	34,701
2,053	Globus Medical, Inc. - Class A (a)	97,949
776	Haemonetics Corp. (a)	69,499
143	Heska Corp. (a)	13,323
974	Hill-Rom Holdings, Inc.	106,926
177	ICU Medical, Inc. (a)	32,623
510	Inogen, Inc. (a)	18,115
579	Integer Holdings Corp. (a)	42,296
593	Integra LifeSciences Holdings Corp. (a)	27,865
3,443	Invacare Corp.	21,932
901	iRadimed Corp. (a)	20,912
580	iRhythm Technologies, Inc. (a)(b)	67,216
3,181	Lantheus Holdings, Inc. (a)	45,488
1,427	LeMaitre Vascular, Inc.	37,673
283	LivaNova PLC (a)(b)	13,621
4,429	Meridian Bioscience, Inc. (a)	103,151
534	Merit Medical Systems, Inc. (a)(b)	24,377
2,157	Natus Medical, Inc. (a)(b)	47,066
382	Neogen Corp. (a)	29,643
1,245	Novocure, Ltd. (a)	73,828
1,210	NuVasive, Inc. (a)	67,349
1,567	Ocular Therapeutix, Inc. (a)	13,053
1,184	OraSure Technologies, Inc. (a)	13,770
1,490	Orthofix Medical, Inc. (a)	47,680
630	OrthoPediatrics Corp. (a)	27,569
5,958	PAVMED, Inc. (a)	12,571
474	Penumbra, Inc. (a)(b)	84,761
564	Quidel Corp. (a)(b)	126,189
3,947	Retractable Technologies, Inc. (a)	27,708
9,095	RTI Surgical Holdings, Inc. (a)	28,922
2,448	SeaSpine Holdings Corp. (a)	25,631
567	Silk Road Medical, Inc. (a)	23,752
2,027	STAAR Surgical Co. (a)(b)	124,742
721	SurModics, Inc. (a)	31,176
1,467	Tactile Systems Technology, Inc. (a)	60,778
1,260	Tandem Diabetes Care, Inc. (a)	124,639
320	Vapotherm, Inc. (a)	13,117
1,990	Varex Imaging Corp. (a)	30,148
3,007	Venus Concept, Inc. (a)	10,494
877	Wright Medical Group NV (a)	26,064
4,160	Zynex, Inc. (a)(b)	103,459
		2,542,313
	Health Care Providers & Services - 3.27%
2,050	Acadia Healthcare Co., Inc. (a)	51,496
435	Addus HomeCare Corp. (a)	40,264
925	Amedisys, Inc. (a)(b)	183,649
4,095	American Renal Associates Holdings, Inc. (a)	26,699
1,206	AMN Healthcare Services, Inc. (a)(b)	54,559
829	Apollo Medical Holdings, Inc. (a)	13,678
1,015	BioTelemetry, Inc. (a)	45,868
5,027	Brookdale Senior Living, Inc. (a)	14,830
2,078	Catasys, Inc. (a)(b)	51,410
234	Chemed Corp.	105,550
359	CorVel Corp. (a)	25,450
2,025	Covetrus, Inc. (a)	36,227
7,393	Cross Country Healthcare, Inc. (a)	45,541
1,150	Encompass Health Corp. (b)	71,220
795	Fulgent Genetics, Inc. (a)	12,720
280	Guardant Health, Inc. (a)	22,716
1,119	Hanger Orthopedic Group, Inc. (a)	18,531
233	HealthEquity, Inc. (a)	13,670
534	HMS Holdings Corp. (a)	17,296
3,300	InfuSystem Holdings, Inc. (a)	38,082
437	LHC Group, Inc. (a)(b)	76,178
854	Magellan Health Services, Inc. (a)	62,325
3,820	MEDNAX, Inc. (a)(b)	65,322
1,059	Molina Healthcare, Inc. (a)	188,481
414	National HealthCare Corp.	26,264
1,763	National Research Corp. - Class A	102,624
2,095	Option Care Health, Inc. (a)	29,079
9,679	Owens & Minor, Inc. (b)	73,754
2,306	Patterson Cos., Inc.	50,732
1,108	PerkinElmer, Inc.	108,684
556	PetIQ, Inc. (a)(b)	19,371
848	Premier, Inc. - Class A (a)	29,069
491	Providence Service Corp. (a)	38,745
2,564	R1 RCM, Inc. (a)	28,589
3,599	RadNet, Inc. (a)	57,116
3,274	Select Medical Holdings Corp. (a)	48,226
1,751	Sharps Compliance Corp. (a)	12,310
6,934	Surgery Partners, Inc. (a)	80,226
2,870	Tenet Healthcare Corp. (a)(b)	51,976
898	The Ensign Group, Inc.	37,581
2,113	The Joint Corp (a)	32,266
3,610	Tivity Health, Inc. (a)(b)	40,901
1,849	Triple-S Management Corp. - Class B (a)(b)	35,168
		2,184,443
	Health Care Technology - 0.75%
3,871	Allscripts Healthcare Solutions, Inc. (a)(b)	26,207
825	BioLife Solutions, Inc. (a)	13,489
1,687	Change Healthcare, Inc. (a)	18,894
1,866	Computer Programs & Systems, Inc. (b)	42,526
1,968	Evolent Health, Inc. - Class A (a)	14,012
450	Health Catalyst, Inc. (a)	13,126
741	HealthStream, Inc. (a)	16,398
3,868	iCAD, Inc. (a)	38,641
1,016	Inovalon Holdings, Inc. (a)	19,568
477	Inspire Medical Systems, Inc. (a)	41,509
2,993	NantHealth, Inc. (a)	13,708
6,097	NextGen Healthcare, Inc. (a)	66,945
482	Omnicell, Inc. (a)(b)	34,039
882	Prevail Therapeutics, Inc. (a)	13,142
152	Schrodinger, Inc. (a)	13,919
1,387	Simulations Plus, Inc. (b)	82,970
236	Tabula Rasa HealthCare, Inc. (a)	12,916
958	Vocera Communications, Inc. (a)	20,310
		502,319
	Hotels, Restaurants & Leisure - 1.95%
2,631	Aramark	59,382
10,028	BBX Capital Corp.	25,471
74	Biglari Holdings, Inc. - Class A (a)	24,790
327	Biglari Holdings, Inc. - Class B (a)	22,556
1,157	BJ's Restaurants, Inc.	24,228
1,404	Bloomin' Brands, Inc.	14,967
3,651	Bluegreen Vacations Corp.	19,788
1,048	Boyd Gaming Corp.	21,903
729	Brinker International, Inc.	17,496
4,975	Caesars Entertainment Corp. (a)	60,347
3,135	Callaway Golf Co. (b)	54,894
710	Choice Hotels International, Inc. (b)	56,019
354	Churchill Downs, Inc. (b)	47,135
1,016	Chuy's Holdings, Inc. (a)(b)	15,118
5,046	Del Taco Restaurants, Inc. (a)	29,923
1,622	Denny's Corp. (a)	16,382
433	Dine Brands Global, Inc. (b)	18,229
650	Dunkin' Brands Group, Inc.	42,399
1,638	El Pollo Loco Holdings, Inc. (a)(b)	24,177
1,606	Eldorado Resorts, Inc. (a)(b)	64,336
2,817	Everi Holdings, Inc. (a)	14,536
3,939	Fiesta Restaurant Group, Inc. (a)	25,131
794	Hilton Grand Vacations, Inc. (a)	15,523
3,100	International Game Technology Plc	27,590
252	Jack in the Box, Inc. (b)	18,671
503	Marriott Vacations Worldwide Corp. (b)	41,352
405	Monarch Casino & Resort, Inc. (a)(b)	13,802
274	Nathan's Famous, Inc.	15,410
530	Papa John's International, Inc. (b)	42,087
2,779	Penn National Gaming, Inc. (a)(b)	84,871
518	Planet Fitness, Inc. - Class A (a)	31,375
6,904	PlayAGS, Inc. (a)	23,336
1,648	RCI Hospitality Holdings, Inc.	22,841
2,093	Ruth's Hospitality Group, Inc.	17,079
1,433	Scientific Games Corp. - Class A (a)	22,154
578	Texas Roadhouse, Inc. (b)	30,385
1,114	The Wendy's Co.	24,263
162	Vail Resorts, Inc.	29,508
614	Wingstop, Inc.	85,328
754	Wyndham Destinations, Inc.	21,248
854	Wyndham Hotels & Resorts Inc.	36,397
		1,302,427
	Household Durables - 2.28%
1,900	Beazer Homes USA, Inc. (a)(b)	19,133
4,771	Casper Sleep, Inc. (a)(b)	42,796
114	Cavco Industries, Inc. (a)	21,985
692	Century Communities, Inc. (a)	21,217
2,485	Ethan Allen Interiors, Inc.	29,398
6,318	GoPro, Inc. - Class A (a)	30,074
2,156	Green Brick Partners, Inc. (a)	25,549
1,654	Hamilton Beach Brands Holding Co. - Class A	19,683
358	Helen of Troy, Ltd. (a)(b)	67,504
690	Hooker Furniture Corp.	13,420
549	Installed Building Products, Inc. (a)	37,760
689	iRobot Corp. (a)	57,807
1,716	KB Home (b)	52,647
1,375	La-Z-Boy, Inc.	37,208
1,092	Legacy Housing Corp. (a)	15,528
716	Leggett & Platt, Inc. (b)	25,167
233	LGI Homes, Inc. (a)(b)	20,511
2,883	Lifetime Brands, Inc.	19,374
1,726	Lovesac Co. (a)	45,273
402	M.D.C Holdings, Inc.	14,351
840	M/I Homes, Inc. (a)	28,930
563	Meritage Homes Corp. (a)	42,856
375	Mohawk Industries, Inc. (a)	38,160
2,946	Newell Rubbermaid, Inc.	46,782
46	NVR, Inc. (a)(b)	149,903
2,867	PulteGroup, Inc.	97,564
4,336	Purple Innovation, Inc. (a)	78,048
3,177	Research Frontiers, Inc. (a)	12,899
1,203	Skyline Champion Corp. (a)	29,281
2,422	Sonos, Inc. (a)	35,434
2,083	Taylor Morrison Home Corp. - Class A (a)(b)	40,181
766	Tempur Sealy International, Inc. (a)	55,114
1,872	Toll Brothers, Inc.	61,008
329	TopBuild Corp. (a)	37,430
2,754	TRI Pointe Group, Inc. (a)	40,456
14,303	Tupperware Brands Corp.	67,939
1,752	Turtle Beach Corp. (a)	25,789
400	Universal Electronics, Inc. (a)	18,728
		1,522,887
	Household Products - 0.34%
537	Central Garden & Pet Co. (a)	19,327
890	Central Garden & Pet Co. - Class A (a)	30,073
399	Energizer Holdings, Inc. (b)	18,949
656	Oil-Dri Corp. of America	22,763
381	Reynolds Consumer Products, Inc.	13,236
747	Spectrum Brands Holdings, Inc.	34,287
438	WD-40 Co.	86,855
		225,490
	Independent Power and Renewable Electricity Producers - 0.79%
24,162	Atlantic Power Corp. (a)	48,324
2,691	Clearway Energy, Inc. - Class A	56,430
3,175	Clearway Energy, Inc. - Class C	73,216
3,888	NRG Energy, Inc.	126,593
229	Ormat Technologies, Inc. (b)	14,539
3,863	TerraForm Power, Inc. (b)	71,234
7,317	Vistra Energy Corp.	136,243
		526,579
	Industrial Conglomerates - 0.16%
590	Carlisle Companies, Inc.	70,605
523	Otter Tail Corp.	20,287
976	Tredegar Corp.	15,031
		105,923
	Insurance - 3.04%
95	Alleghany Corp.	46,468
2,136	American Equity Investment Life Holding Co.	52,781
733	American Financial Group, Inc.	46,516
245	American National Insurance Co.	17,657
619	AMERISAFE, Inc.	37,858
731	Assurant, Inc.	75,505
1,651	Assured Guaranty, Ltd.	40,301
642	Athene Holding, Ltd. - Class A (a)	20,024
762	Axis Capital Holdings, Ltd.	30,907
725	Benefytt Technologies, Inc. (a)	14,833
2,046	Brighthouse Financial, Inc. (a)	56,920
3,370	Brown & Brown, Inc.	137,361
1,532	CNO Financial Group, Inc.	23,853
306	eHealth, Inc. (a)(b)	30,061
662	Employers Holdings, Inc.	19,959
123	Enstar Group Ltd. (a)	18,791
419	Erie Indemnity Co. - Class A (b)	80,406
537	Everest Re Group, Ltd.	110,729
461	FBL Financial Group, Inc. - Class A	16,545
1	Fidelity National Financial, Inc.	24
2,066	First American Financial Corp.	99,209
6,765	Genworth Financial, Inc. (a)	15,627
1,415	Globe Life, Inc.	105,035
211	Goosehead Insurance, Inc. - Class A (a)(b)	15,859
424	HCI Group, Inc.	19,580
1,279	Heritage Insurance Holdings, Inc.	16,742
600	Horace Mann Educators Corp.	22,038
124	Investors Title Co.	15,044
470	James River Group Holdings, Ltd.	21,150
826	Kemper Corp.	59,902
298	Kinsale Capital Group, Inc. (b)	46,253
560	Mercury General Corp.	22,820
1,771	National General Holdings Corp. (b)	38,271
85	National Western Life Group, Inc. - Class A (b)	17,271
2,234	Old Republic International Corp.	36,437
200	Palomar Holdings, Inc. (a)	17,152
626	Primerica, Inc.	72,992
686	Reinsurance Group of America, Inc.	53,810
623	RenaissanceRe Holdings, Ltd.	106,552
294	RLI Corp.	24,137
217	Safety Insurance Group, Inc.	16,548
1,929	Security National Financial Corp. (a)	13,011
612	Selective Insurance Group, Inc.	32,277
507	Stewart Information Services Corp.	16,483
633	The Hanover Insurance Group, Inc.	64,142
2,196	Tiptree, Inc. - Class A	14,164
1,750	Universal Insurance Holdings, Inc.	31,063
2,048	Unum Group	33,976
1,786	W.R. Berkley Corp.	102,320
		2,027,364
	Interactive Media & Services - 0.65%
1,727	Cargurus, Inc. (a)	43,779
4,373	Cars.com, Inc. (a)(b)	25,189
9,148	DHI Group, Inc. (a)	19,211
1,970	EverQuote, Inc. - Class A (a)	114,575
2,860	QuinStreet, Inc. (a)	29,916
4,462	The Meet Group, Inc. (a)	27,843
1,713	TripAdvisor, Inc. - Class A (b)	32,564
12,005	TrueCar, Inc. (a)	30,973
1,972	Yelp, Inc. - Class A (a)(b)	45,612
442	Zillow Group, Inc. - Class A (a)	25,406
701	Zillow Group, Inc. - Class C (a)(b)	40,385
		435,453
	Internet & Direct Marketing Retail - 1.22%
3,202	1-800-Flowers.com, Inc. - Class A (a)(b)	64,104
4,411	Duluth Holdings, Inc. - Class B (a)	32,509
1,417	Etsy, Inc. (a)	150,528
1,645	Groupon, Inc. (a)	29,809
454	GrubHub, Inc. (a)	31,916
2,840	Lands' End, Inc. (a)	22,834
7,794	Liberty TripAdvisor Holdings, Inc. - Class A (a)	16,601
1,348	PetMed Express, Inc. (b)	48,043
1,818	Quotient Technology, Inc. (a)	13,308
3,266	Qurate Retail, Inc. - Series A (a)(b)	31,027
931	Shutterstock, Inc.	32,557
670	Stamps.com, Inc. (a)	123,072
1,901	Stitch Fix, Inc. - Class A (a)(b)	47,411
2,011	The RealReal, Inc. (a)	25,721
4,468	US Auto Parts Network, Inc. (a)	38,693
40,991	Waitr Holdings, Inc. (a)(b)	107,806
		815,939
	Internet Software & Services - 0.03%
1,843	Benefitfocus, Inc. (a)	19,831
	IT Services - 3.58%
1,391	Alliance Data Systems Corp.	62,762
1,662	Amdocs Ltd.	101,183
1,286	Black Knight, Inc. (a)	93,312
2,269	Booz Allen Hamilton Holding Corp. - Class A	176,506
3,529	Brightcove, Inc. (a)	27,809
564	CACI International, Inc. - Class A (a)	122,320
1,526	Cardtronics PLC - Class A (a)	36,593
516	Cass Information Systems, Inc.	20,139
10,388	Conduent, Inc. (a)	24,827
1,117	CoreLogic, Inc.	75,085
1,294	CSG Systems International, Inc.	53,559
4,239	DXC Technology Co.	69,944
657	Euronet Worldwide, Inc. (a)	62,954
1,520	EVERTEC, Inc.	42,712
644	ExlService Holdings, Inc. (a)	40,830
893	Fastly, Inc. - Class A (a)	76,021
2,720	Genpact, Ltd.	99,334
4,710	GTT Communications, Inc. (a)(b)	38,434
438	I3 Verticals, Inc. - Class A (a)	13,250
32,245	Information Services Group, Inc. (a)	66,747
2,412	International Money Express, Inc. (a)(b)	30,054
6,579	Limelight Networks, Inc. (a)	48,421
297	LiveRamp Holdings, Inc. (a)	12,614
770	ManTech International Corp. - Class A	52,737
1,785	Maximus, Inc.	125,753
315	MongoDB, Inc. (a)(b)	71,297
2,526	NIC, Inc.	57,997
1,853	Perficient, Inc. (a)	66,300
3,120	Perspecta, Inc.	72,478
4,780	PFSweb, Inc. (a)	31,930
743	Repay Holdings Corp. (a)	18,300
7,556	Sabre Corp. (b)	60,901
1,071	Science Applications International Corp.	83,195
15,694	ServiceSource International, Inc. (a)	24,797
1,634	StoneCo, Ltd. - Class A (a)	63,334
1,010	Switch, Inc.	17,998
3,658	The Hackett Group, Inc.	49,529
840	TTEC Holdings, Inc.	39,110
1,797	Unisys Corp. (a)	19,605
2,231	Verra Mobility Corp. (a)	22,935
1,094	Virtusa Corp. (a)	35,522
512	WEX, Inc. (a)(b)	84,485
		2,393,613
	Leisure Products - 1.17%
1,131	Acushnet Holdings Corp. (b)	39,347
743	Brunswick Corp.	47,559
1,228	Clarus Corp.	14,220
509	Johnson Outdoors, Inc. - Class A	46,329
970	Malibu Boats, Inc. - Class A (a)	50,392
1,817	Marine Products Corp.	25,165
2,894	MasterCraft Boat Holdings, Inc. (a)(b)	55,131
3,324	Mattel, Inc. (a)(b)	32,143
4,591	Nautilus, Inc. (a)	42,559
771	Polaris Industries, Inc. (b)	71,356
763	Pool Corp.	207,437
1,326	Smith & Wesson Brands, Inc. (a)	28,536
504	Sturm, Ruger & Co., Inc.	38,304
2,090	Vista Outdoor, Inc. (a)	30,201
1,166	YETI Holdings, Inc. (a)	49,823
		778,502
	Life Sciences Tools & Services - 1.37%
597	10X Genomics, Inc. - Class A (a)	53,318
278	Adaptive Biotechnologies Corp. (a)	13,450
280	Bio-Techne Corp.	73,940
1,583	Bruker Corp.	64,396
645	Charles River Laboratories International, Inc. (a)	112,456
6,109	ChromaDex Corp. (a)	28,040
8,298	Enzo Biochem, Inc. (a)	18,588
22,010	Harvard Bioscience, Inc. (a)	68,231
1,706	Luminex Corp.	55,496
847	Medpace holdings, Inc. (a)(b)	78,788
1,050	NanoString Technologies, Inc. (a)	30,818
1,351	NeoGenomics, Inc. (a)(b)	41,854
489	PPD, Inc. (a)	13,105
791	PRA Health Sciences, Inc. (a)	76,956
2,299	QIAGEN NV (a)	98,420
1,444	Syneos Health, Inc. (a)(b)	84,113
		911,969
	Machinery - 3.09%
696	AGCO Corp.	38,600
225	Alamo Group, Inc.	23,094
270	Albany International Corp. - Class A (b)	15,852
1,410	Allison Transmission Holdings, Inc.	51,860
1,361	Altra Industrial Motion Corp.	43,361
506	Astec Industries, Inc.	23,433
525	Badger Meter, Inc. (b)	33,033
583	Barnes Group, Inc.	23,063
1,214	Blue Bird Corp. (a)	18,198
620	Chart Industries, Inc. (a)	30,064
957	Colfax Corp. (a)(b)	26,700
1,234	Columbus McKinnon Corp.	41,277
501	Crane Co.	29,789
803	DMC Global, Inc.	22,163
1,525	Donaldson Co., Inc.	70,943
499	Douglas Dynamics, Inc.	17,525
2,190	Energy Recovery, Inc. (a)(b)	16,633
330	EnPro Industries, Inc.	16,266
347	ESCO Technologies, Inc.	29,332
1,477	Evoqua Water Technologies Corp. (a)	27,472
753	Federal Signal Corp.	22,387
743	Flowserve Corp.	21,190
1,670	Gates Industrial Corp PLC (a)	17,168
1,917	Graco, Inc.	91,997
740	ITT, Inc.	43,468
581	John Bean Technologies Corp. (b)	49,978
241	Kadant, Inc. (b)	24,018
667	Kennametal, Inc.	19,150
1,181	L.B. Foster Co. - Class A (a)	15,081
702	Lincoln Electric Holdings, Inc. (b)	59,136
154	Lindsay Corp.	14,200
2,208	Lydall, Inc. (a)	29,940
1,403	Meritor, Inc. (a)	27,779
457	Miller Industries, Inc.	13,605
710	Mueller Industries, Inc.	18,872
1,838	Mueller Water Products, Inc. - Class A	17,332
5,181	NN, Inc.	24,558
617	Nordson Corp.	117,051
635	Omega Flex, Inc.	67,183
697	Oshkosh Corp.	49,919
968	Park-Ohio Holdings Corp.	16,059
1,549	Pentair PLC	58,847
376	Proto Labs, Inc. (a)(b)	42,289
145	RBC Bearings, Inc. (a)	19,436
3,165	REV Group, Inc. (b)	19,307
1,015	Rexnord Corp.	29,587
748	Snap-on, Inc. (b)	103,605
902	SPX Corp. (a)	37,117
586	SPX FLOW, Inc. (a)(b)	21,940
456	Tennant Co. (b)	29,645
1,043	Terex Corp. (b)	19,577
929	The Eastern Co.	16,601
1,844	The Manitowoc Co., Inc. (a)	20,063
350	The Middleby Corp. (a)	27,629
931	The Shyft Group Inc	15,678
859	The Timken Co.	39,076
1,320	The Toro Co.	87,569
1,320	TriMas Corp. (a)	31,614
661	Trinity Industries, Inc. (b)	14,073
166	Valmont Industries, Inc.	18,861
2,327	Wabash National Corp. (b)	24,713
361	Watts Water Technologies, Inc. - Class A	29,241
		2,065,197
	Marine - 0.08%
3,394	Costamere, Inc.	18,871
396	Kirby Corp. (a)	21,210
13,501	Safe Bulkers, Inc. (a)	16,471
		56,552
	Media - 1.23%
722	AMC Networks, Inc. - Class A (a)(b)	16,888
44	Cable One, Inc. (b)	78,093
466	Cardlytics, Inc. (a)(b)	32,611
4,264	Central European Media Enterprises, Ltd. - Class A (a)	15,095
1,437	Cinemark Holdings, Inc.	16,597
49	Daily Journal Corp. (a)	13,230
6,175	Emerald Holding, Inc.	19,019
12,915	Entercom Communications Corp. - Class A	17,823
8,066	Fluent, Inc. (a)	14,358
593	GCI Liberty, Inc. (a)	42,174
1,370	Gray Television, Inc. (a)	19,112
1,427	iHeartMedia, Inc. - Class A (a)	11,915
1,397	IMAX Corp. (a)	15,660
651	John Wiley & Sons, Inc. - Class A	25,389
2,496	Liberty Latin America Ltd. - Class A (a)	24,261
2,759	Liberty Latin America, Ltd. - Class C (a)	26,045
451	Liberty Media Group - Class A (a)	13,160
1,733	MSG Networks, Inc. - Class A (a)	17,243
2,506	News Corp. - Class A	29,721
529	Nexstar Media Group, Inc. - Class A	44,272
644	Scholastic Corp.	19,281
893	Sinclair Broadcast Group, Inc. - Class A (b)	16,485
2,794	TechTarget, Inc. (a)	83,904
2,414	TEGNA, Inc.	26,892
3,321	The Interpublic Group of Companies, Inc.	56,988
2,099	The New York Times Co. - Class A (b)	88,221
1,303	Tribune Publishing Co.	13,017
776	Value Line, Inc.	20,944
		818,398
	Metals & Mining - 0.95%
2,495	Alcoa Corp. (a)	28,044
1,375	Allegheny Technologies, Inc. (a)	14,011
941	Arconic Corp. (a)	13,108
866	Caledonia Mining Corp., PLC (a)	14,999
560	Carpenter Technology Corp.	13,597
2,826	Coeur Mining, Inc. (a)	14,356
1,823	Commercial Metals Co.	37,189
503	Gibraltar Industries, Inc. (a)	24,149
3,423	Gold Resource Corp.	14,069
5,106	Hecla Mining Co.	16,697
226	Kaiser Aluminum Corp.	16,638
540	Materion Corp.	33,205
2,048	Novagold Resources, Inc. (a)	18,801
2,390	Olympic Steel, Inc.	28,082
1,068	Reliance Steel & Aluminum Co.	101,385
361	Royal Gold, Inc.	44,879
5,265	Ryerson Holding Corp. (a)	29,642
1,101	Schnitzer Steel Industries, Inc. - Class A	19,422
2,359	Steel Dynamics, Inc.	61,546
6,980	SunCoke Energy, Inc.	20,661
5,105	TimkenSteel Corp. (a)	19,858
1,872	Warrior Met Coal, Inc.	28,810
483	Worthington Industries, Inc.	18,016
		631,164
	Multiline Retail - 0.45%
1,391	Big Lots, Inc. (b)	58,422
1,318	Dillard's, Inc. - Class A (b)	33,991
2,778	Kohl's Corp. (b)	57,699
8,172	Macy's, Inc. (b)	56,224
1,814	Nordstrom, Inc. (b)	28,099
645	Ollie's Bargain Outlet Holdings, Inc. (a)	62,984
		297,419
	Multi-Utilities - 0.19%
418	Avista Corp.	15,211
634	Black Hills Corp.	35,923
2,100	MDU Resources Group, Inc.	46,578
520	NorthWestern Corp.	28,350
		126,062
	Oil, Gas & Consumable Fuels - 0.77%
7,098	Amyris, Inc. (a)(b)	30,308
1,457	Apache Corp.	19,669
3,071	Ardmore Shipping Corp.	13,328
211	Chesapeake Utilities Corp.	17,724
1,545	CNX Resources Corp. (a)	13,364
3,139	Comstock Resources, Inc. (a)	13,749
2,518	CONSOL Energy, Inc. (a)	12,766
5,318	Contango Oil & Gas Co. (a)	12,178
1,176	Devon Energy Corp.	13,336
4,203	DHT Holdings, Inc.	21,561
1,629	Diamond S Shipping, Inc. (a)	13,016
2,527	Dorian LPG, Ltd. (a)	19,559
1,838	Frontline Ltd.	12,829
13,267	Gulfport Energy Corp. (a)	14,461
1,362	HollyFrontier Corp.	39,770
802	International Seaways, Inc.	13,105
7,354	Kosmos Energy Ltd.	12,208
3,363	Marathon Oil Corp.	20,582
6,499	Nordic American Tankers Ltd. (b)	26,386
1,454	Ovintiv, Inc.	13,886
1,813	Par Pacific Holdings, Inc. (a)	16,299
1,516	PBF Energy, Inc. - Class A	15,524
4,233	Peabody Energy Corp.	12,191
1,442	Renewable Energy Group, Inc. (a)	35,733
1,001	Scorpio Tankers, Inc.	12,823
5,362	Southwestern Energy Co. (a)	13,727
1,437	Targa Resources Corp.	28,841
1,111	World Fuel Services Corp.	28,619
		517,542
	Paper & Forest Products - 0.20%
1,083	Boise Cascade Co.	40,732
380	Clearwater Paper Corp. (a)	13,730
749	Domtar Corp.	15,811
978	Louisiana-Pacific Corp.	25,086
1,385	PH Glatfelter Co.	22,229
530	Schweitzer-Mauduit International, Inc. (b)	17,707
		135,295
	Personal Products - 0.81%
1,684	BellRing Brands, Inc. - Class A (a)	33,579
994	Edgewell Personal Care Co. (a)(b)	30,973
1,430	elf Beauty, Inc. (a)	27,270
2,012	Herbalife Nutrition, Ltd. (a)(b)	90,500
537	Inter Parfums, Inc.	25,857
2,986	Lifevantage Corp. (a)	40,371
585	Medifast, Inc. (b)	81,180
5,184	Nature's Sunshine Products, Inc. (a)	46,708
1,975	Nu Skin Enterprises, Inc. - Class A	75,504
1,924	Revlon, Inc. - Class A (a)(b)	19,048
929	USANA Health Sciences, Inc. (a)	68,216
		539,206
	Pharmaceuticals - 2.86%
4,563	Agile Therapeutics, Inc. (a)	12,685
2,202	Akcea Therapeutics, Inc. (a)(b)	30,167
548	Akero Therapeutics, Inc. (a)	13,656
10,539	Amneal Pharmaceuticals, Inc. (a)(b)	50,166
597	Amphastar Pharmaceuticals, Inc. (a)	13,409
1,640	ANI Pharmaceuticals, Inc. (a)	53,038
6,396	Aquestive Therapeutics, Inc. (a)	31,085
555	Arvinas, Inc. (a)	18,615
431	Axsome Therapeutics, Inc. (a)	35,463
11,945	BioDelivery Sciences International, Inc. (a)	52,080
756	Cara Therapeutics, Inc. (a)	12,928
1,356	Catalent, Inc. (a)	99,395
2,866	Champions Oncology, Inc. (a)	27,399
5,301	Collegium Pharmaceutical, Inc. (a)	92,767
5,875	Corcept Therapeutics, Inc. (a)(b)	98,817
5,253	Durect Corp. (a)	12,187
15,762	Endo International PLC (a)(b)	54,064
5,066	Harrow Health, Inc. (a)	26,394
3,558	Horizon Therapeutics Plc (a)	197,754
4,501	Innoviva, Inc. (a)(b)	62,924
1,645	Intersect ENT, Inc. (a)	22,273
2,401	IVERIC Bio, Inc. (a)	12,245
1,054	Jazz Pharmaceuticals PLC (a)(b)	116,298
1,235	Kala Pharmaceuticals, Inc. (a)	12,980
8,339	Lannett Co., Inc. (a)(b)	60,541
31,922	Mallinckrodt PLC (a)(b)	85,551
4,912	Marinus Pharmaceuticals, Inc. (a)	12,476
2,993	MEI Pharma, Inc. (a)	12,361
20,107	Milestone Scientific, Inc. (a)	39,209
287	MyoKardia, Inc. (a)	27,730
466	Odonate Therapeutics, Inc. (a)	19,730
1,947	Osmotica Pharmaceuticals, Plc. (a)	13,103
676	Pacira Pharmaceuticals, Inc. (a)	35,470
2,246	Perrigo Co. PLC (b)	124,136
1,033	Phibro Animal Health Corp. - Class A	27,137
1,992	Prestige Consumer Healthcare, Inc. (a)	74,819
433	Protara Therapeutics, Inc. (a)	12,696
887	Provention Bio, Inc. (a)	12,516
138	Reata Pharmaceuticals, Inc. - Class A (a)(b)	21,531
297	Relmada Therapeutics, Inc. (a)	13,291
663	Revance Therapeutics, Inc. (a)	16,190
1,787	scPharmaceuticals, Inc. (a)	13,152
3,154	Strongbridge Biopharma PLC (a)	11,922
2,950	Supernus Pharmaceuticals, Inc. (a)(b)	70,062
613	Theravance Biopharma, Inc. (a)	12,867
10,022	VERU, Inc. (a)	33,473
		1,908,752
	Professional Services - 1.38%
965	ASGN, Inc. (a)	64,346
3,417	BG Staffing, Inc.	38,680
1,552	CBIZ, Inc. (a)	37,201
422	CRA International, Inc.	16,669
360	Exponent, Inc.	29,135
540	Forrester Research, Inc. (a)	17,302
1,236	Franklin Covey Co. (a)	26,450
504	FTI Consulting, Inc. (a)	57,733
2,148	GP Strategies Corp. (a)	18,430
861	Heidrick & Struggles International, Inc.	18,615
428	Huron Consulting Group, Inc. (a)	18,939
520	ICF International, Inc.	33,712
705	Insperity, Inc.	45,635
1,821	Kelly Services, Inc. - Class A	28,799
1,318	Kforce, Inc.	38,552
507	Korn Ferry International	15,580
903	ManpowerGroup, Inc.	62,081
1,368	Mastech Digital, Inc. (a)	35,472
7,330	Mistras Group, Inc. (a)	28,954
1,828	Nielsen Holdings Plc	27,164
1,610	Red Violet, Inc. (a)	28,400
2,235	Resources Connection, Inc.	26,753
2,013	Robert Half International, Inc. (b)	106,347
349	TriNet Group, Inc. (a)(b)	21,268
2,352	TrueBlue, Inc. (a)	35,915
609	VSE Corp.	19,117
837	Willdan Group, Inc. (a)	20,933
		918,182
	Real Estate Management & Development - 0.77%
4,149	Altisource Portfolio Solutions SA (a)	61,156
4,685	eXp World Holdings, Inc. (a)	79,879
330	FRP Holdings, Inc. (a)	13,391
242	Griffin Industrial Realty, Inc.	13,109
619	Jones Lang LaSalle, Inc. (b)	64,042
1,593	Marcus & Millichap, Inc. (a)	45,974
8,046	Newmark Group, Inc.	39,104
580	RE/MAX Holdings, Inc. - Class A (b)	18,229
11,005	Realogy Holdings Corp. (b)	81,547
490	Redfin Corp. (a)(b)	20,536
799	The RMR Group, Inc. - Class A	23,547
938	The St. Joe Co. (a)	18,216
5,386	VirnetX Holdings Corp.	35,009
		513,739
	Road & Rail - 0.36%
1,081	ArcBest Corp.	28,657
5,512	Daseke, Inc. (a)	21,662
633	Heartland Express, Inc.	13,179
760	Knight-Swift Transportation Holdings, Inc.	31,700
643	Landstar System, Inc. (b)	72,215
525	Marten Transport, Ltd.	13,209
255	Saia, Inc. (a)(b)	28,351
543	Schneider National, Inc. - Class B	13,396
447	Werner Enterprises, Inc. (b)	19,458
		241,827
	Semiconductors & Semiconductor Equipment - 3.01%
514	Advanced Energy Industries, Inc. (a)	34,844
346	Ambarella, Inc. (a)	15,847
4,307	Amkor Technology, Inc. (a)	53,019
1,350	Atomera, Inc. (a)	12,150
879	Axcelis Technologies, Inc. (a)	24,480
2,938	AXT, Inc. (a)	13,985
856	Brooks Automation, Inc. (b)	37,869
220	Cabot Microelectronics Corp.	30,699
365	CEVA, Inc. (a)	13,658
1,586	Cirrus Logic, Inc. (a)	97,983
1,463	Cohu, Inc.	25,368
543	Cree, Inc. (a)	32,140
599	CyberOptics Corp. (a)	19,294
1,068	Diodes, Inc. (a)(b)	54,148
833	DSP Group, Inc. (a)	13,228
1,539	Entegris, Inc.	90,878
409	First Solar, Inc. (a)(b)	20,246
1,653	FormFactor, Inc. (a)	48,482
1,301	Ichor Holdings, Ltd. (a)	34,581
728	Impinj, Inc. (a)	19,998
345	Inphi Corp. (a)	40,538
1,890	Lattice Semiconductor Corp. (a)(b)	53,657
612	MACOM Technology Solutions Holdings, Inc. (a)	21,022
1,192	MaxLinear, Inc. - Class A (a)	25,580
689	MKS Instruments, Inc.	78,022
785	Monolithic Power Systems, Inc. (b)	186,045
5,371	NeoPhotonics Corp. (a)	47,694
5,271	ON Semiconductor Corp. (a)	104,471
1,115	Onto Innovation, Inc. (a)	37,955
689	PDF Solutions, Inc. (a)	13,477
4,214	Photronics, Inc. (a)	46,902
10,085	Pixelworks, Inc. (a)	32,575
755	Power Integrations, Inc. (b)	89,188
2,869	Rambus, Inc. (a)	43,609
751	Semtech Corp. (a)	39,217
319	Silicon Laboratories, Inc. (a)	31,986
280	SiTime Corp. (a)	13,275
1,665	SMART Global Holdings, Inc. (a)(b)	45,255
710	SolarEdge Technologies, Inc. (a)	98,534
2,439	Teradyne, Inc. (b)	206,120
2,714	Ultra Clean Holdings, Inc. (a)	61,418
		2,009,437
	Software - 7.77%
1,217	2U, Inc. (a)(b)	46,197
2,527	8x8, Inc. (a)	40,432
4,084	A10 Networks, Inc. (a)	27,812
1,447	ACI Worldwide, Inc. (a)	39,055
1,402	Agilysys, Inc. (a)	25,152
825	Alarm.com Holdings, Inc. (a)	53,468
1,157	Altair Engineering, Inc. - Class A (a)	45,991
651	Alteryx, Inc. - Class A (a)(b)	106,946
2,127	American Software, Inc. - Class A	33,522
1,821	Anaplan, Inc. (a)	82,510
789	Appfolio, Inc. - Class A (a)	128,378
877	Appian Corp. (a)(b)	44,946
1,181	Aspen Technology, Inc. (a)	122,363
883	Avalara, Inc. (a)	117,519
4,804	Avaya Holdings Corp. (a)(b)	59,377
143	Bill.com Holdings, Inc. (a)	12,900
425	Blackbaud, Inc.	24,259
189	Blackline, Inc. (a)(b)	15,670
633	Bottomline Technologies, Inc. (a)	32,137
2,645	Box, Inc. - Class A (a)	54,910
1,363	CDK Global, Inc.	56,455
2,098	Cerence, Inc. (a)(b)	85,682
616	Ceridian HCM Holding, Inc. (a)(b)	48,830
6,982	ChannelAdvisor Corp. (a)	110,595
1,562	Cloudera, Inc. (a)(b)	19,869
1,087	Cloudflare, Inc. - Class A (a)	39,078
1,135	CommVault Systems, Inc. (a)	43,925
945	Cornerstone OnDemand, Inc. (a)	36,439
5,165	Digital Turbine, Inc. (a)	64,924
1,736	Domo, Inc. - Class B (a)	55,847
741	Dynatrace, Inc. (a)	30,085
2,627	Ebix, Inc. (b)	58,740
4,503	eGain Corp. (a)	50,028
682	Elastic NV (a)	62,887
373	Envestnet, Inc. (a)(b)	27,430
325	ePlus, Inc. (a)	22,971
326	Everbridge, Inc. (a)(b)	45,105
381	Fair Isaac Corp. (a)	159,273
1,105	FireEye, Inc. (a)	13,453
1,600	Five9, Inc. (a)	177,072
1,187	ForeScout Technologies, Inc. (a)	25,164
2,521	GlobalSCAPE, Inc.	24,580
435	Globant SA (a)	65,185
406	Guidewire Software, Inc. (a)(b)	45,005
515	HubSpot, Inc. (a)	115,540
3,432	Intellicheck, Inc. (a)	25,912
664	Intelligent Systems Corp. (a)	22,629
856	j2 Global, Inc. (a)	54,108
2,398	LivePerson, Inc. (a)(b)	99,349
743	LogMeIn, Inc. (b)	62,984
2,587	Majesco, Inc. (a)	20,334
1,209	Manhattan Associates, Inc. (a)	113,888
980	Medallia, Inc. (a)	24,735
318	MicroStrategy, Inc. - Class A (a)	37,616
320	Mimecast, Ltd. (a)	13,331
4,010	Mitek Systems, Inc. (a)	38,536
8,689	MobileIron, Inc. (a)	42,837
1,181	Model N, Inc. (a)	41,052
672	New Relic, Inc. (a)	46,301
5,084	Nuance Communications, Inc. (a)	128,651
2,755	Nutanix, Inc. - Class A (a)(b)	65,307
2,018	OneSpan, Inc. (a)	56,363
442	PagerDuty, Inc. (a)	12,650
229	Paylocity Holding Corp. (a)(b)	33,409
854	Pegasystems, Inc. (b)	86,399
735	Pluralsight, Inc. - Class A (a)	13,267
2,176	Progress Software Corp.	84,320
608	Proofpoint, Inc. (a)	67,561
984	PROS Holdings, Inc. (a)	43,719
1,166	PTC, Inc. (a)(b)	90,703
430	Q2 Holdings, Inc. (a)(b)	36,890
927	QAD, Inc. - Class A	38,267
441	Qualys, Inc. (a)(b)	45,873
1,599	Rapid7, Inc. (a)(b)	81,581
772	RealPage, Inc. (a)(b)	50,188
9,695	Rimini Street Inc. (a)	49,929
955	SailPoint Technologies Holding Inc. (a)(b)	25,279
468	Sapiens International Corp NV	13,095
2,585	SecureWorks Corp. - Class A (a)(b)	29,547
881	ShotSpotter, Inc. (a)	22,201
1,209	Smartsheet, Inc. - Class A (a)(b)	61,562
8,734	Smith Micro Software, Inc. (a)	38,954
773	SolarWinds Corp. (a)(b)	13,659
762	SPS Commerce, Inc. (a)	57,241
1,365	SVMK, Inc. (a)	32,132
11,621	Synchronoss Technologies, Inc. (a)	41,022
8,846	Telenav, Inc. (a)	48,565
867	Tenable Holdings, Inc. (a)	25,845
5,408	The Rubicon Project, Inc. (a)	36,071
901	Varonis Systems, Inc. (a)(b)	79,721
1,130	Verint Systems, Inc. (a)	51,053
1,122	Workiva, Inc. (a)	60,016
3,708	Xperi Holding Corp.	54,730
2,651	Yext, Inc. (a)	44,033
1,285	Zendesk, Inc. (a)(b)	113,761
904	Zscaler, Inc. (a)(b)	98,988
992	Zuora, Inc. - Class A (a)	12,648
		5,186,518
	Specialty Retail - 3.49%
1,581	Aaron's, Inc.	71,777
3,108	Abercrombie & Fitch Co. - Class A	33,069
2,873	American Eagle Outfitters, Inc. (b)	31,316
833	America's Car-Mart, Inc. (a)	73,196
461	Asbury Automotive Group, Inc. (a)(b)	35,649
981	AutoNation, Inc. (a)(b)	36,866
4,674	Bed Bath & Beyond, Inc. (b)	49,544
758	Boot Barn Holdings, Inc. (a)	16,342
5,959	Caleres, Inc. (b)	49,698
1,566	Camping World Holdings, Inc. - Class A	42,533
13,236	Chico's FAS, Inc.	18,266
2,796	Citi Trends, Inc.	56,535
2,272	Conn's, Inc. (a)	22,924
2,710	Designer Brands, Inc. - Class A (b)	18,347
1,401	Dick's Sporting Goods, Inc. (b)	57,805
708	Five Below, Inc. (a)(b)	75,692
1,035	Floor & Decor Holdings, Inc. - Class A (a)(b)	59,668
1,702	Foot Locker, Inc. (b)	49,630
5,440	GameStop Corp. - Class A (a)(b)	23,610
2,008	Genesco, Inc. (a)	43,493
301	Group 1 Automotive, Inc.	19,857
1,392	Guess?, Inc.	13,461
2,397	Haverty Furniture Cos., Inc.	38,352
1,720	Hibbett Sports, Inc. (a)(b)	36,017
6,582	Hudson, Ltd. (a)	32,054
3,136	L Brands, Inc. (b)	46,946
305	Lithia Motors, Inc. - Class A (b)	46,156
4,222	Lumber Liquidators Holdings, Inc. (a)(b)	58,517
1,541	MarineMax, Inc. (a)	34,503
383	Monro, Inc.	21,042
544	Murphy USA, Inc. (a)	61,249
1,078	National Vision Holdings, Inc. (a)	32,901
9,873	Office Depot, Inc.	23,201
406	Penske Automotive Group, Inc. (b)	15,716
4,560	Rent-A-Center, Inc. (b)	126,859
551	RH (a)(b)	137,144
3,026	Sally Beauty Holdings, Inc. (a)	37,916
1,211	Shoe Carnival, Inc. (b)	35,446
2,313	Signet Jewelers, Ltd.	23,754
1,009	Sleep Number Corp. (a)	42,015
1,067	Sonic Automotive, Inc. - Class A	34,048
6,041	Sportsman's Warehouse Holdings, Inc. (a)	86,084
1,628	The Buckle, Inc. (b)	25,527
2,337	The Cato Corp. - Class A	19,117
1,228	The Children's Place, Inc. (b)	45,952
9,664	The Container Store Group, Inc. (a)	31,311
2,132	The Gap, Inc.	26,906
6,690	The Michaels Cos., Inc. (a)(b)	47,298
5,143	Tilly's, Inc. - Class A	29,161
1,930	Urban Outfitters, Inc. (a)(b)	29,375
1,298	Williams Sonoma, Inc. (b)	106,449
232	Winmark Corp.	39,728
2,120	Zumiez, Inc. (a)	58,046
		2,328,068
	Technology Hardware, Storage & Peripherals - 0.59%
2,305	3D Systems Corp. (a)	16,112
4,908	Avid Technology, Inc. (a)	35,681
2,670	Diebold Nixdorf, Inc. (a)(b)	16,180
2,383	Intevac, Inc. (a)	13,011
1,752	NCR Corp. (a)	30,345
3,341	Pure Storage, Inc. - Class A (a)(b)	57,899
11,461	Quantum Corp. (a)	44,239
915	Super Micro Computer, Inc. (a)	25,977
1,322	Synaptics, Inc. (a)(b)	79,479
2,047	Teradata Corp. (a)(b)	42,578
2,301	Xerox Holdings Corp.	35,182
		396,683
	Textiles, Apparel & Luxury Goods - 1.69%
3,081	Capri Holdings, Ltd. (a)(b)	48,156
633	Carter's, Inc.	51,083
846	Columbia Sportswear Co. (b)	68,171
3,157	Crocs, Inc. (a)(b)	116,241
613	Deckers Outdoor Corp. (a)	120,387
6,323	Fossil Group, Inc. (a)(b)	29,402
2,482	G-III Apparel Group, Ltd. (a)(b)	32,986
3,663	Hanesbrands, Inc. (b)	41,355
843	Kontoor Brands, Inc.	15,014
860	Lakeland Industries, Inc. (a)	19,290
1,656	Movado Group, Inc. (b)	17,951
631	Oxford Industries, Inc.	27,770
1,173	PVH Corp.	56,363
832	Ralph Lauren Corp. - Class A	60,337
830	Rocky Brands, Inc.	17,065
2,402	Skechers U.S.A., Inc. - Class A (a)	75,375
2,128	Steven Madden, Ltd. (b)	52,540
2,247	Superior Uniform Group, Inc.	30,110
3,076	Tapestry, Inc.	40,849
2,825	Under Armour, Inc. - Class A (a)	27,515
3,116	Under Armour, Inc. - Class C (a)	27,545
1,790	Unifi, Inc. (a)	23,055
213	UniFirst Corp.	38,116
4,951	Vera Bradley, Inc. (a)	21,982
708	Weyco Group, Inc.	15,286
2,333	Wolverine World Wide, Inc.	55,549
		1,129,493
	Thrifts & Mortgage Finance - 1.08%
1,401	Axos Financial, Inc. (a)	30,934
1,274	Berkshire Hills Bancorp, Inc.	14,039
1,378	Bridgewater Bancshares, Inc. (a)	14,125
1,421	Essent Group, Ltd. (b)	51,540
488	Federal Agricultural Mortgage Corp. - Class C	31,237
843	Flagstar Bancorp, Inc.	24,809
707	Greene County Bancorp, Inc.	15,766
189	Hingham Institution for Savings	31,710
953	HomeStreet, Inc.	23,453
118	LendingTree, Inc. (a)(b)	34,165
1,070	Merchants Bancorp	19,784
4,983	MGIC Investment Corp.	40,811
1,187	MMA Capital Holdings, Inc. (a)	27,443
1,141	Mr Cooper Group, Inc. (a)	14,194
3,984	New York Community Bancorp, Inc. (b)	40,637
1,752	NMI Holdings, Inc. - Class A (a)	28,172
1,291	PennyMac Financial Services, Inc.	53,951
3,279	People's United Financial, Inc. (b)	37,938
3,570	Radian Group, Inc.	55,371
4,210	Sterling Bancorp, Inc.	15,072
915	Timberland Bancorp, Inc.	16,662
875	Walker & Dunlop, Inc.	44,459
1,436	Washington Federal, Inc.	38,542
973	Waterstone Financial, Inc.	14,430
		719,244
	Tobacco - 0.09%
634	Turning Point Brands, Inc. (b)	15,793
389	Universal Corp.	16,536
2,758	Vector Group, Ltd.	27,746
		60,075
	Trading Companies & Distributors - 1.70%
768	Applied Industrial Technologies, Inc.	47,915
1,558	Beacon Roofing Supply, Inc. (a)(b)	41,084
2,633	BMC Stock Holdings, Inc. (a)	66,194
811	CAI International, Inc. (a)	13,511
2,035	DXP Enterprises, Inc. (a)	40,517
853	EVI Industries, Inc. (a)	18,519
3,270	Foundation Building Materials, Inc. (a)	51,045
2,276	GMS, Inc. (a)	55,967
1,102	H&E Equipment Services, Inc.	20,365
2,774	HD Supply Holdings, Inc. (a)	96,119
1,339	Lawson Products, Inc. (a)	43,196
4,114	MRC Global, Inc. (a)	24,314
742	MSC Industrial Direct Co., Inc. - Class A	54,025
5,001	NOW, Inc. (a)	43,159
672	Rush Enterprises, Inc. - Class A	27,861
588	Rush Enterprises, Inc. - Class B	20,968
1,051	SiteOne Landscape Supply, Inc. (a)(b)	119,782
1,668	Systemax, Inc.	34,261
1,587	Textainer Group Holdings Ltd. (a)	12,982
1,940	Titan Machinery, Inc. (a)	21,068
650	Transcat, Inc. (a)	16,809
954	Triton International, Ltd. (b)	28,849
2,437	Univar, Inc. (a)(b)	41,088
5,015	Veritiv Corp. (a)	85,054
435	Watsco, Inc. - Class A (b)	77,299
989	WESCO International, Inc. (a)	34,718
		1,136,669
	Transportation Infrastructure - 0.02%
456	Macquarie Infrastructure Corp.	13,995
	Water Utilities - 0.30%
303	American States Water Co.	23,825
1,314	Cadiz, Inc. (a)	13,350
1,705	Consolidated Water Co., Ltd. - Ordinary Shares	24,603
1,534	Essential Utilities, Inc. (b)	64,796
318	Middlesex Water Co.	21,363
1,813	Pure Cycle Corp. (a)	16,662
290	SJW Group	18,012
362	The York Water Co.	17,362
		199,973
	Wireless Telecommunication Services - 0.11%
412	Shenandoah Telecommunications Co.	20,307
1,576	Telephone & Data Systems, Inc.	31,331
716	United States Cellular Corp. (a)	22,103
		73,741
	Total Common Stocks (Cost $49,719,672)	60,622,643

	INVESTMENT COMPANIES - 2.75%
	Exchange Traded Funds - 2.75%
15,489	Vanguard Extended Market ETF (b)	1,832,968
	Total Investment Companies (Cost $1,286,280)	1,832,968

	PREFERRED STOCKS - 0.02%
	Trading Companies & Distributors - 0.02%
535	WESCO International, Inc. (a)	14,193
	Total Preferred Stocks (Cost $14,209)	14,193

	REAL ESTATE INVESTMENT TRUSTS - 5.45%
	Real Estate Investment Trusts - 5.45%
1,142	Acadia Realty Trust	14,823
5,148	AGNC Investment Corp.	66,409
344	Agree Realty Corp.	22,604
2,320	Alexander & Baldwin, Inc.	28,281
879	Alpine Income Property Trust, Inc.	14,293
677	American Assets Trust, Inc.	18,848
702	American Campus Communities, Inc.	24,542
2,911	American Homes 4 Rent - Class A	78,306
1,052	Americold Realty Trust	38,188
788	Apartment Investment & Management Co. - Class A	29,660
1,662	Apollo Commercial Real Estate Finance, Inc.	16,304
4,468	Apple Hospitality REIT, Inc.	43,161
1,648	Armada Hoffler Properties, Inc.	16,398
1,124	Blackstone Mortgage Trust, Inc. (b)	27,077
3,127	Bluerock Residential Growth REIT, Inc.	25,266
1,670	Brandywine Realty Trust	18,186
3,330	Brixmor Property Group, Inc.	42,691
2,111	BRT Apartments Corp.	22,841
814	Camden Property Trust	74,253
849	CareTrust REIT, Inc.	14,569
3,517	Chatham Lodging Trust	21,524
7,194	Colony Capital, Inc. - Class A	17,266
1,357	Columbia Property Trust, Inc.	17,831
378	Community Healthcare Trust, Inc.	15,460
1,592	CoreCivic, Inc.	14,901
3,088	CorEnergy Infrastructure Trust, Inc.	28,255
9,428	CorePoint Lodging, Inc.	39,692
239	CoreSite Realty Corp.	28,933
1,170	Corporate Office Properties Trust	29,648
1,543	Cousins Properties, Inc. (b)	46,027
926	CubeSmart (b)	24,993
569	CyrusOne, Inc. (b)	41,395
6,632	DiamondRock Hospitality Co.	36,675
10,800	Diversified Healthcare Trust (b)	47,790
1,010	Douglas Emmett, Inc.	30,967
1,084	Easterly Government Properties, Inc.	25,062
225	EastGroup Properties, Inc.	26,687
4,558	Empire State Realty Trust, Inc. - Class A (b)	31,906
863	EPR Properties (b)	28,591
1,095	Essential Properties Realty Trust, Inc.	16,250
920	Equity Commonwealth	29,624
976	Equity LifeStyle Properties, Inc.	60,981
2,660	Farmland Partners, Inc.	18,221
831	First Industrial Realty Trust, Inc.	31,944
633	Four Corners Property Trust, Inc. (b)	15,445
5,234	Franklin Street Properties Corp. (b)	26,641
1,637	Gaming and Leisure Properties, Inc.	56,634
1,216	Gladstone Commercial Corp.	22,800
841	Gladstone Land Corp.	13,338
1,296	Global Medical REIT, Inc.	14,684
1,036	Global Net Lease, Inc. (b)	17,332
1,967	Great Ajax Corp.	18,092
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	21,174
817	Healthcare Realty Trust, Inc.	23,930
1,141	Healthcare Trust of America, Inc. - Class A (b)	30,259
7,788	Hersha Hospitality Trust (b)	44,859
1,070	Highwoods Properties, Inc.	39,943
853	Hudson Pacific Properties, Inc.	21,462
1,211	Independence Realty Trust, Inc.	13,914
915	Industrial Logistics Properties Trust	18,803
211	Innovative Industrial Properties, Inc. (b)	18,572
603	Invesco Mortgage Capital, Inc.	2,255
358	Investors Real Estate Trust	25,235
1,349	Iron Mountain, Inc. (b)	35,209
1,610	iStar Financial, Inc.	19,835
508	JBG SMITH Properties	15,022
675	Kilroy Realty Corp. (b)	39,623
2,823	Kimco Realty Corp. (b)	36,247
2,528	Kite Realty Group Trust	29,173
975	KKR Real Estate Finance Trust, Inc.	16,165
2,307	Ladder Capital Corp.	18,687
417	Lamar Advertising Co. - Class A	27,839
1,555	Lexington Realty Trust	16,405
292	Life Storage, Inc.	27,725
700	LTC Properties, Inc.	26,369
2,003	Mack-Cali Realty Corp. (b)	30,626
3,804	Medical Properties Trust, Inc.	71,515
1,338	Monmouth Real Estate Investment Corp. - Class A	19,388
324	National Health Investors, Inc. (b)	19,673
874	National Retail Properties, Inc.	31,010
1,144	National Storage Affiliates Trust	32,787
12,348	New Senior Investment Group, Inc.	44,700
399	NexPoint Residential Trust, Inc.	14,105
1,395	Office Properties Income Trust	36,228
2,358	Omega Healthcare Investors, Inc. (b)	70,103
3,424	Paramount Group, Inc.	26,399
4,718	Park Hotels & Resorts, Inc. (b)	46,661
3,617	Pebblebrook Hotel Trust (b)	49,408
1,431	Physicians Realty Trust	25,071
1,695	Piedmont Office Realty Trust, Inc. - Class A	28,154
125	PS Business Parks, Inc.	16,550
576	QTS Realty Trust, Inc. - Class A (b)	36,916
1,174	Regency Centers Corp.	53,875
1,383	Retail Opportunity Investments Corp.	15,669
4,388	Retail Properties of America, Inc. - Class A	32,120
2,500	Retail Value, Inc.	30,900
890	Rexford Industrial Realty, Inc.	36,873
5,173	RLJ Lodging Trust (b)	48,833
2,687	RPT Realty	18,702
1,117	Ryman Hospitality Properties, Inc.	38,648
2,541	Sabra Health Care REIT, Inc.	36,667
352	Safehold, Inc.	20,237
6,545	Service Properties Trust	46,404
3,982	SITE Centers Corp.	32,254
872	Spirit Realty Capital, Inc. (b)	30,398
909	STAG Industrial, Inc.	26,652
3,120	Starwood Property Trust, Inc.	46,675
2,532	STORE Capital Corp.	60,287
6,509	Summit Hotel Properties, Inc.	38,598
3,165	Sunstone Hotel Investors, Inc.	25,795
3,759	Tanger Factory Outlet Centers, Inc. (b)	26,802
382	Terreno Realty Corp.	20,108
2,305	The Geo Group, Inc.	27,268
1,046	UMH Properties, Inc.	13,525
2,972	Uniti Group, Inc.	27,788
260	Universal Health Realty Income Trust	20,667
5,876	VEREIT, Inc.	37,783
2,648	VICI Properties, Inc.	53,463
1,060	Weingarten Realty Investors	20,066
2,320	Whitestone REIT	16,866
3,613	Xenia Hotels & Resorts, Inc.	33,709
	Total Real Estate Investment Trusts (Cost $4,219,538)	3,637,920

	SHORT TERM INVESTMENTS - 0.00% (e)
	Money Market Funds - 0.00% (e)
892	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (d)	892
	Total Short Term Investments (Cost $892)	892

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 27.22%
18,172,912	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (d)	18,172,912
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $18,172,912)	18,172,912

	Total Investments (Cost $73,413,503) - 126.23%	84,281,528
	Liabilities in Excess of Other Assets - (26.23)%	(17,510,864)
	TOTAL NET ASSETS - 100.00%	$66,770,664

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classifies as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of June 30, 2020.
(e)	Less than 0.01%.
(f)	As of June 30, 2020, the Valuation Committee has fair valued this security. The value of this security was $9,708, which represents 0.01% of total net assets.
(g)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $9,708, which represents 0.01% of total net assets.
ADR	- American Depositary Receipt